Pension Plan (Annual and Quarter) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Mar. 31, 2012	Mar. 31, 2010	Mar. 31, 2009
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Benefit Obligation	$ 5,900,000
Defined Benefit Pension Plan, Liabilities, Noncurrent	4,800,000			4,900,000
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%	8.00%
Defined Benefit Plan, Amortization of Net Gains (Losses)	5,852,000	4,456,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Minimum Pension Liability, before Tax				1,200,000
Deferred Tax Liabilities, Deferred Expense	559,000	285,000			559,000	285,000
Defined Benefit Plan, Other Costs			500,000
Defined Benefit Pension Plan Liabilities, Current	1,152,000	84,000		1,000,000
Bonds [Member] | Pension Assets [Member]
Defined Benefit Pension Plan, Liabilities, Noncurrent		18,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%
Defined Benefit Plan, Amortization of Net Gains (Losses)	484,000
Defined Benefit Plan, Accumulated Benefit Obligation	11,300,000	9,900,000
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), Minimum Pension Liability, before Tax	$ 1,200,000